Other Balance Sheet Components - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, net:
Total gross amount	$ 381,522	$ 178,214
Allowance for doubtful accounts:
Balance at the beginning of the year	(8,114)	(6,529)	$ (1,375)
Reversal (additional provision) charged to expenses, net	(6,226)	(5,478)	(7,787)
Write-off	1,911	3,893	2,633
Balance at the end of the year	(12,429)	(8,114)	$ (6,529)
Accounts receivable, net	369,093	170,100
Alibaba
Accounts receivable, net:
Total gross amount	48,222	42,832
Allowance for doubtful accounts:
Balance at the beginning of the year	0
Balance at the end of the year	0	0
Accounts receivable, net	48,222	42,832
Other related parties
Accounts receivable, net:
Total gross amount	131,465	29,696
Allowance for doubtful accounts:
Balance at the beginning of the year	0
Balance at the end of the year	(630)	0
Accounts receivable, net	130,835	29,696
Third parties
Accounts receivable, net:
Total gross amount	201,835	105,686
Allowance for doubtful accounts:
Balance at the beginning of the year	(8,114)
Balance at the end of the year	(11,799)	(8,114)
Accounts receivable, net	$ 190,036	$ 97,572